Cover	12 Months Ended
Aug. 30, 2025
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	MSC INDUSTRIAL DIRECT CO., INC.
Entity Central Index Key	0001003078